OTHER PAYABLES AND ACCRUALS (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Financial liabilities
Accrued expenses		$ 262	¥ 1,910	¥ 7,748
Deposits from customers				116
Other payables (financial liabilities)		262	1,910	7,864
Accrued payroll		26	189	156
Taxes other than income tax payable	[1]			2
Transaction deposit of mining right acquisition		10,543	76,945	74,322
Others		197	1,437	266
Others payables (non-financial liabilities)		10,766	78,571	74,746
Total		11,028	80,481	82,610
Analyzed into:
Current portion		485	3,536	82,610
Non-current portion		$ 10,543	¥ 76,945

[1]	Taxes other than income taxes payable mainly comprise accruals for output value-added tax, city construction tax and education surcharge.